BALANCE SHEETS - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
CURRENT ASSETS
Cash	$ 239	$ 2,756	$ 70
TOTAL CURRENT ASSETS	239	2,756	70
FIXED ASSETS
Building	4,328	4,328	4,328
Accumulated Depreciation - Building	(721)	(577)	(289)
Land	4,328	4,328	4,328
TOTAL FIXED ASSETS	7,934	8,078	8,366
TOTAL ASSETS	8,172	10,834	8,436
Current Liabilities:
Accounts Payable	0	10,000
Accrued Expenses	500	1,500
Loan Payable - Due to Director	3,231	1,231	431
Income Tax Payable	1,297	1,297	1,297
TOTAL LIABILITIES	5,028	14,028	1,728
STOCKHOLDERS' EQUITY
Common stock: authorized 75,000,000; $0.001 par value; 5,080,000 and 4,000,000 shares issued and outstanding at June 30, 2017 and June 30, 2016	5,080	5,080	4,000
Additional Paid in Capital	42,120	42,120
Profit (loss) accumulated during the development stage	(44,055)	(50,394)	2,708
Total Stockholders' Equity	3,145	(3,194)	6,708
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 8,172	$ 10,834	$ 8,436